LONGTERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Long-term Investments
Fair Value December 31,		Net	Movements in foreign	Fair value adjustments	Fair Value June 30,
	2024	Additions	exchange	for the period	2025
Talisker Resources Common Shares	$685	$-	$50	$335	$1,070
Silver Wolf Exploration Ltd. Common Shares	359	-	15	(58)	316
Silver Wolf Exploration Ltd. Warrants	20	-	1	(9)	12
Endurance Gold Corp. Common Shares	146	-	11	74	231
Endurance Gold Corp. Warrants	37	-	3	21	61
	$1,247	$-	$80	$363	$1,690